Current and long-term debt - KEXIM credit facility (Details)		1 Months Ended
	Jul. 18, 2014 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Feb. 28, 2014 USD ($) repayment_installment	Dec. 31, 2017 USD ($)	Dec. 31, 2014 vessel
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,910,315,000			$ 2,767,193,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 429,600,000.0
Number of consecutive semi-annual repayments installments | repayment_installment				10
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 1,000,000,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Minimum ratio for fair value of vessels		155.00%	155.00%
Debt outstanding		$ 299,300,000			$ 333,000,000
KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 300,600,000.0
Reduced funding obligation percent	1.55%
Periodic payment percent	100.00%
Maturity term after delivery date				12 years
Borrowings instrument term				12 years
KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 129,000,000
Maturity term after delivery date				6 years
Borrowings instrument term				15 years
Floating Rate Guaranteed Notes Due 2019 Member - KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 125,250,000
Optional guarantee, term	5 years
Construction in progress [member] | Newbuilding Program [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels purchased and delivered | vessel						18
Consolidated Liquidity Requirement - Scenario One [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel				500,000
Consolidated liquidity requirement per each chartered-in vessel				$ 250,000
London Interbank Offered Rate (LIBOR) [Member] | KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than one year and not later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.75%